Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories

	March 31, 2024	April 2, 2023
	$	$
Raw materials	48.4	60.3
Work in progress	25.8	17.5
Finished goods	371.0	394.8
Total inventories at the lower of cost and net realizable value	445.2	472.6

Schedule of Breakdown of Provision for Obsolescence
The breakdown of the provision for obsolescence is presented as follows:

	March 31, 2024	April 2, 2023
	$	$
Raw material shrink reserves	0.1	0.2
Finished goods shrink reserves	0.9	0.4
Raw material obsolete inventory reserves	22.1	20.5
Finished goods obsolete inventory reserves	37.7	22.1
Provision for obsolescence	60.8	43.2

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Cost of goods manufactured	405.5	392.1	350.1
Depreciation and amortization included in costs of sales	10.9	9.7	14.7
Cost of sales	416.4	401.8	364.8